Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FPA Crescent Fund - Institutional and Investor Class Shares | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	17.65%	13.96%	20.27%	(9.20%)	15.17%	12.11%	20.02%	(7.43%)	10.39%	10.25%
FPA Crescent Fund - Supra Institutional Class Shares | Supra Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	17.68%	14.06%	20.33%	(9.14%)	15.24%
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.23%	5.29%	9.02%	(2.82%)	1.77%	4.70%	3.78%